Equity Investment	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
EQUITY INVESTMENT
Note 16 – EQUITY INVESTMENT

On January 16, 2013 the Company entered into an agreement whereby it received a 37.5% equity interest in 360 Market Pty. Limited (“360”) in exchange for allowing 360 to utilize certain license rights.  The investment is accounted for by the equity method.  For the period from inception to September 30, 2013, 360 incurred a loss and the Company therefore did not recognize any income or return from the investment.

Note 14 – EQUITY INVESTMENT

On January 16, 2013 the Company entered into an agreement whereby it received a 37.5% equity interest in 360 Market Pty. Limited (“360”) in exchange for allowing 360 to utilize certain license rights. The investment is accounted for by the equity method. For the period from inception to June 30, 2013, 360 incurred a loss and the Company therefore did not recognize any income or return from the investment.